Commitments and Contingencies - Future Minimum Payments under Other Existing Noncancellable Purchase Obligations (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Future minimum payments under other existing noncancellable purchase obligations
2016		$ 18,853
2016 (remaining six months)	$ 3,871
2017	3,061	2,001
2018	97
2019	15
Total payments	$ 7,044	$ 20,854